ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Schedule of Accrued Expenses and Other Current Liabilities) (Details) - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued payroll and related costs		$ 29,470	$ 26,774
Accrued vacation		10,613	8,080
Advanced payments in dispute from a customer	[1]	3,585	0
Labor union contribution		0	333
Deferred revenue		3,616	3,570
Currency hedging costs		354	19
Other		3,610	2,931
Total accrued expenses and other current liabilities		$ 51,248	$ 41,707

[1]	Starting January 2023, there have been some structural changes in the operations of one of the Company’s major customers. The customer has agreed to pay the Company monthly advances until the full impact of the changes will be determined and a final settlement will be reached. The Company is currently negotiating the amount of this final settlement.